T. ROWE PRICE Maryland Tax-Free Bond Fund
May 31, 2021 (Unaudited)

Portfolio of Investments
‡
Par $ Value
(Amounts in 000s)
‡
MUNICIPAL SECURITIES 99.7%
DISTRICT OF COLUMBIA 4.2%
Washington Metropolitan Area Transit Auth., 5.00%, 7/1/37  1,500 1,830
Washington Metropolitan Area Transit Auth., 5.00%, 7/1/43  6,650 8,031
Washington Metropolitan Area Transit Auth., Series A, 4.00%,
7/15/39 (1) 2,280 2,800
Washington Metropolitan Area Transit Auth., Series A, 4.00%,
7/15/40  2,250 2,714
Washington Metropolitan Area Transit Auth., Series A, 4.00%,
7/15/43 (1) 8,150 9,889
Washington Metropolitan Area Transit Auth., Series A, 4.00%,
7/15/45  2,500 2,978
Washington Metropolitan Area Transit Auth., Series A, 5.00%,
7/15/39  5,485 7,153
Washington Metropolitan Area Transit Auth., Series A, 5.00%,
7/15/46 (1) 3,150 4,140
Washington Metropolitan Area Transit Auth., Series A-1, 5.00%,
7/1/30  5,525 6,842
Washington Metropolitan Area Transit Auth., Series A-1, 5.00%,
7/1/31  7,800 9,628
Washington Metropolitan Area Transit Auth., Series A-1, 5.00%,
7/1/32  1,750 2,156
Washington Metropolitan Area Transit Auth., Series A-2, 5.00%,
7/1/32  2,975 3,665
Washington Metropolitan Area Transit Auth., Series A-2, 5.00%,
7/1/33  3,250 3,994
Washington Metropolitan Area Transit Auth., Series A-2, 5.00%,
7/1/34  2,275 2,790
Washington Metropolitan Area Transit Auth., Series B, 5.00%,
7/1/35  1,555 1,905
Washington Metropolitan Area Transit Auth., Series B, 5.00%,
7/1/36  6,800 8,313
Washington Metropolitan Area Transit Auth., Series B, 5.00%,
7/1/42  29,090 35,185
114,013
IOWA 0.1%
Iowa Fin. Auth., Unity Point Health, Series B-2, VRDN, 0.02%,
2/15/39  2,370 2,370
2,370
KENTUCKY 0.2%
Louisville & Jefferson County Regional Airport Auth., UPS
Worldwide, Series A, VRDN, 0.03%, 1/1/29 (2) 6,800 6,800
6,800

T. ROWE PRICE Maryland Tax-Free Bond Fund

Par $ Value
(Amounts in 000s)
MARYLAND 92.0%
Annapolis, GO, 5.00%, 8/1/31 (Prerefunded 8/1/21) (3) 1,000 1,008
Anne Arundel County Consolidated Special Taxing Dist., Villages
at Two Rivers Project, 4.90%, 7/1/30  1,310 1,369
Anne Arundel County Consolidated Special Taxing Dist., Villages
at Two Rivers Project, 5.125%, 7/1/36  2,285 2,387
Anne Arundel County Consolidated Special Taxing Dist., Villages
at Two Rivers Project, 5.25%, 7/1/44  4,150 4,333
Anne Arundel County Consolidated Special Taxing Dist., Villages
of Dorchester & Farmington Village, 5.00%, 7/1/21  455 457
Anne Arundel County Consolidated Special Taxing Dist., Villages
of Dorchester & Farmington Village, 5.00%, 7/1/22  310 326
Anne Arundel County Consolidated Special Taxing Dist., Villages
of Dorchester & Farmington Village, 5.00%, 7/1/23  240 263
Anne Arundel County Consolidated Special Taxing Dist., Villages
of Dorchester & Farmington Village, 5.00%, 7/1/24  470 514
Anne Arundel County Consolidated Special Taxing Dist., Villages
of Dorchester & Farmington Village, 5.00%, 7/1/25  580 632
Anne Arundel County Consolidated Special Taxing Dist., Villages
of Dorchester & Farmington Village, 5.00%, 7/1/32  4,285 4,679
Anne Arundel County, Annapolis Area Christian School, Series A,
5.50%, 7/1/23  500 514
Anne Arundel County, Annapolis Area Christian School, Series A,
6.50%, 7/1/33  2,555 2,691
Anne Arundel County, Annapolis Area Christian School, Series A,
6.75%, 7/1/43  4,970 5,228
Anne Arundel County, Consolidated General Improvement, GO,
5.00%, 10/1/36  5,130 6,412
Anne Arundel County, Consolidated General Improvement, GO,
5.00%, 10/1/37  1,100 1,301
Anne Arundel County, Consolidated General Improvement, GO,
5.00%, 10/1/38  2,000 2,437
Anne Arundel County, Consolidated General Improvement, GO,
5.00%, 10/1/39  3,105 3,674
Anne Arundel County, Consolidated General Improvement, GO,
5.00%, 10/1/40  3,610 4,399
Anne Arundel County, Consolidated General Improvement, GO,
5.00%, 10/1/41  3,105 3,674
Anne Arundel County, Consolidated General Improvement, GO,
5.00%, 10/1/42  1,450 1,715
Anne Arundel County, Consolidated General Improvement, GO,
5.00%, 10/1/43  4,125 5,025
Anne Arundel County, Consolidated General Improvement, GO,
5.00%, 10/1/44  4,175 5,334
Anne Arundel County, Consolidated General Improvement, GO,
5.00%, 10/1/45  4,350 5,145

T. ROWE PRICE Maryland Tax-Free Bond Fund

Par $ Value
(Amounts in 000s)
Anne Arundel County, Consolidated General Improvement, GO,
5.00%, 10/1/46  10,830 13,193
Anne Arundel County, Consolidated General Improvement, GO,
5.00%, 10/1/47  12,615 15,771
Anne Arundel County, Consolidated General Improvement, GO,
5.00%, 10/1/48  27,800 35,351
Anne Arundel County, Consolidated General Improvement,
Series 2016, GO, 5.00%, 10/1/41  1,450 1,716
Anne Arundel County, Consolidated General Improvement,
Series 2018, GO, 5.00%, 10/1/37  6,480 8,101
Anne Arundel County, Consolidated Water & Sewer, GO, 4.50%,
4/1/44  11,250 12,411
Anne Arundel County, Consolidated Water & Sewer, GO, 5.00%,
4/1/35  1,445 1,684
Anne Arundel County, Consolidated Water & Sewer, GO, 5.00%,
10/1/37  1,805 2,199
Anne Arundel County, Consolidated Water & Sewer, GO, 5.00%,
10/1/38  2,125 2,589
Anne Arundel County, Consolidated Water & Sewer, GO, 5.00%,
10/1/39  1,125 1,371
Anne Arundel County, Consolidated Water & Sewer, GO, 5.00%,
4/1/40  12,345 14,375
Anne Arundel County, Consolidated Water & Sewer, GO, 5.00%,
10/1/40  2,125 2,589
Anne Arundel County, Consolidated Water & Sewer, GO, 5.00%,
10/1/41  1,655 2,128
Anne Arundel County, Consolidated Water & Sewer, GO, 5.00%,
10/1/42  3,105 3,673
Anne Arundel County, Consolidated Water & Sewer, GO, 5.00%,
10/1/43  2,105 2,631
Anne Arundel County, Consolidated Water & Sewer, GO, 5.00%,
4/1/45  12,925 15,051
Anne Arundel County, Consolidated Water & Sewer, GO, 5.00%,
10/1/46  5,375 6,548
Anne Arundel County, Consolidated Water & Sewer, GO, 5.00%,
10/1/47  1,780 2,266
Anne Arundel County, Consolidated Water & Sewer, Series 2018,
GO, 5.00%, 10/1/37  2,110 2,638
Anne Arundel County, Consolidated Water & Sewer, Series 2018,
GO, 5.00%, 10/1/47  5,000 6,251
Anne Arundel County, Recreational Fac. Improvements, GO,
5.00%, 10/1/40  3,105 3,673
Anne Arundel County, Recreational Fac. Improvements, GO,
5.00%, 10/1/45  9,315 11,018
Anne Arundel County, Sewer Improvements, GO, 5.00%, 10/1/43  10,830 13,193
Anne Arundel County, Water Utility Improvement, GO, 5.00%,
4/1/34  7,655 8,920

T. ROWE PRICE Maryland Tax-Free Bond Fund

Par $ Value
(Amounts in 000s)
Anne Arundel County, Water Utility Improvement, GO, 5.00%,
4/1/35  7,655 8,922
Baltimore, 5.00%, 6/15/27  520 583
Baltimore, Series B, GO, 5.00%, 10/15/21  1,000 1,018
Baltimore County, BAN, GO, 4.00%, 3/23/22  15,750 16,248
Baltimore County, GO, 4.00%, 3/1/37  720 855
Baltimore County, Consolidated Public Improvement, GO, 4.00%,
2/1/34  7,750 8,445
Baltimore County, Consolidated Public Improvement, GO, 4.00%,
3/1/35  1,500 1,811
Baltimore County, Consolidated Public Improvement, GO, 5.00%,
2/1/32 (Prerefunded 2/1/22) (3) 10,000 10,327
Baltimore County, Metropolitan Dist. 74th Issue, GO, 5.00%,
2/1/32 (Prerefunded 2/1/22) (3) 1,000 1,033
Baltimore County, Metropolitan Dist. 74th Issue, GO, 5.00%,
2/1/33 (Prerefunded 2/1/22) (3) 2,800 2,892
Baltimore County, Metropolitan Dist. 77th Issue, GO, 5.00%,
8/1/41  4,255 4,846
Baltimore County, Metropolitan Dist. 77th Issue, GO, 5.00%,
8/1/44  8,400 9,567
Baltimore County, Metropolitan Dist. 78th Issue, GO, 5.00%,
2/1/46  14,500 17,326
Baltimore County, Metropolitan Dist. 80th Issue, GO, 4.00%,
3/1/38  610 723
Baltimore County, Metropolitan Dist. 80th Issue, GO, 4.00%,
3/1/39  4,415 5,220
Baltimore County, Metropolitan Dist. 80th Issue, GO, 4.00%,
3/1/41  3,215 3,788
Baltimore County, Metropolitan Dist. 80th Issue, GO, 4.00%,
3/1/42  9,595 11,282
Baltimore County, Metropolitan Dist. 80th Issue, GO, 4.00%,
3/1/44  11,595 13,585
Baltimore County, Metropolitan Dist. 80th Issue, GO, 4.00%,
3/1/48  5,365 6,291
Baltimore County, Metropolitan Dist. 82nd Issue, GO, 4.00%,
3/1/46  500 594
Baltimore County, Oak Crest Village, 4.00%, 1/1/38  845 960
Baltimore County, Oak Crest Village, 4.00%, 1/1/39  600 680
Baltimore County, Oak Crest Village, 4.00%, 1/1/40  650 735
Baltimore County, Oak Crest Village, 4.00%, 1/1/45  2,950 3,304
Baltimore County, Oak Crest Village, 4.00%, 1/1/50  3,350 3,734
Baltimore County, Oak Crest Village, 5.00%, 1/1/22  500 513
Baltimore County, Oak Crest Village, 5.00%, 1/1/23  450 481
Baltimore County, Oak Crest Village, 5.00%, 1/1/24  855 949
Baltimore County, Oak Crest Village, 5.00%, 1/1/25  1,065 1,222
Baltimore County, Oak Crest Village, 5.00%, 1/1/27  1,015 1,198
Baltimore County, Oak Crest Village, 5.00%, 1/1/28  1,220 1,433

T. ROWE PRICE Maryland Tax-Free Bond Fund

Par $ Value
(Amounts in 000s)
Baltimore County, Oak Crest Village, 5.00%, 1/1/29  1,000 1,171
Baltimore County, Oak Crest Village, 5.00%, 1/1/30  1,000 1,160
Baltimore County, Oak Crest Village, 5.00%, 1/1/37  7,345 8,375
Baltimore County, Riverwood Village, 4.00%, 1/1/50  8,500 9,426
Baltimore, Center/West Dev., Series A, 5.375%, 6/1/36  1,000 1,065
Baltimore, Center/West Dev., Series A, 5.50%, 6/1/43  1,450 1,546
Baltimore, Consolidated Public Improvement, Series A, GO,
5.00%, 10/15/27 (Prerefunded 10/15/21) (3) 1,905 1,940
Baltimore, Consolidated Public Improvement, Series A, GO,
5.00%, 10/15/28 (Prerefunded 10/15/21) (3) 1,805 1,838
Baltimore, Consolidated Public Improvement, Series A, GO,
5.00%, 10/15/30 (Prerefunded 10/15/21) (3) 1,015 1,033
Baltimore, Consolidated Public Improvement, Series A, GO,
5.00%, 10/15/31 (Prerefunded 10/15/21) (3) 1,965 2,001
Baltimore, Consolidated Tax Increment Fin., 5.00%, 6/15/21  510 511
Baltimore, Consolidated Tax Increment Fin., 5.00%, 6/15/22  1,040 1,091
Baltimore, Consolidated Tax Increment Fin., 5.00%, 6/15/23  410 448
Baltimore, Consolidated Tax Increment Fin., 5.00%, 6/15/25  590 667
Baltimore, Consolidated Tax Increment Fin., 5.00%, 6/15/26  375 422
Baltimore, Consolidated Tax Increment Fin., 5.00%, 6/15/28  1,215 1,358
Baltimore, Consolidated Tax Increment Fin., 5.00%, 6/15/29  930 1,036
Baltimore, Consolidated Tax Increment Fin., 5.00%, 6/15/30  515 572
Baltimore, Consolidated Tax Increment Fin., 5.00%, 6/15/33  415 459
Baltimore, East Baltimore Research Park, Series A, 5.00%, 9/1/38  1,865 2,047
Baltimore, Harbor Point Project, 4.75%, 6/1/31  2,025 2,242
Baltimore, Harbor Point Project, 5.00%, 6/1/36  2,550 2,828
Baltimore, Harbor Point Project, 5.125%, 6/1/43  4,550 4,993
Baltimore, Harbor Point Project, Series A, 3.50%, 6/1/39 (4) 650 676
Baltimore, Harbor Point Project, Series A, 3.625%, 6/1/46 (4) 4,000 4,165
Baltimore, Harbor Point Project, Series B, 3.55%, 6/1/34 (4) 325 329
Baltimore, Harbor Point Project, Series B, 3.70%, 6/1/39 (4) 450 455
Baltimore, Harbor Point Project, Series B, 3.875%, 6/1/46 (4) 370 375
Baltimore, Parking System Fac., Series A, 5.25%, 7/1/21 (5) 590 592
Baltimore, Wastewater Project, Series A, 5.00%, 7/1/36
(Prerefunded 7/1/21) (3) 17,520 17,590
Baltimore, Wastewater Project, Series A, 5.00%, 7/1/41
(Prerefunded 7/1/21) (3) 10,635 10,677
Baltimore, Wastewater Project, Series C, 5.00%, 7/1/27
(Prerefunded 1/1/24) (3) 525 590
Baltimore, Wastewater Project, Series C, 5.00%, 7/1/30
(Prerefunded 1/1/24) (3) 1,450 1,629
Baltimore, Wastewater Project, Series C, 5.00%, 7/1/43
(Prerefunded 1/1/24) (3) 4,570 5,133
Baltimore, Wastewater Project, Series D, 5.00%, 7/1/29
(Prerefunded 1/1/24) (3) 1,330 1,494

T. ROWE PRICE Maryland Tax-Free Bond Fund

Par $ Value
(Amounts in 000s)
Baltimore, Wastewater Project, Series D, 5.00%, 7/1/30
(Prerefunded 1/1/24) (3) 2,895 3,252
Baltimore, Water Project, Series A, 4.00%, 7/1/37  330 404
Baltimore, Water Project, Series A, 4.00%, 7/1/38  450 547
Baltimore, Water Project, Series A, 4.00%, 7/1/39  435 525
Baltimore, Water Project, Series A, 4.00%, 7/1/40  470 566
Baltimore, Water Project, Series A, 4.00%, 7/1/45  2,000 2,374
Baltimore, Water Project, Series A, 5.00%, 7/1/28 (6)(7) 370 428
Baltimore, Water Project, Series A, 5.00%, 7/1/33  305 405
Baltimore, Water Project, Series A, 5.00%, 7/1/34  600 795
Baltimore, Water Project, Series A, 5.00%, 7/1/35  445 589
Baltimore, Water Project, Series A, 5.00%, 7/1/36  845 1,115
Baltimore, Water Project, Series A, 5.00%, 7/1/44  10,005 11,538
Baltimore, Water Project, Series A, 5.00%, 7/1/50  3,200 4,130
Baltimore, Water Project, Series B, 5.00%, 7/1/31 (Prerefunded
1/1/24) (3) 3,865 4,341
Baltimore, Water Project, Series B, 5.00%, 7/1/38 (Prerefunded
1/1/24) (3) 1,190 1,337
Baltimore, Water Project, Series B, 5.00%, 7/1/42 (Prerefunded
1/1/24) (3) 8,900 9,997
Brunswick, 3.00%, 7/1/24  875 904
Brunswick, 4.00%, 7/1/29  960 1,127
Brunswick, 5.00%, 7/1/36  1,550 1,861
Charles County, Consolidated Public Improvement, GO, 4.00%,
10/1/48  1,135 1,338
Frederick County, Urbana Community Dev. Auth., Series A, 4.00%,
7/1/31  4,395 5,323
Frederick County, Urbana Community Dev. Auth., Series A, 4.00%,
7/1/32  2,000 2,415
Frederick County, Urbana Community Dev. Auth., Series A, 4.00%,
7/1/33  1,815 2,176
Frederick County, Urbana Community Dev. Auth., Series A, 4.00%,
7/1/34  1,000 1,195
Frederick County, Urbana Community Dev. Auth., Series A, 4.00%,
7/1/36  1,600 1,903
Frederick County, Urbana Community Dev. Auth., Series A, 4.00%,
7/1/37  1,200 1,423
Frederick County, Urbana Community Dev. Auth., Series A, 4.00%,
7/1/39  585 690
Frederick County, Urbana Community Dev. Auth., Series A, 4.00%,
7/1/40  1,155 1,360
Frederick County, Urbana Community Dev. Auth., Series A, 5.00%,
7/1/25  1,000 1,174
Frederick County, Urbana Community Dev. Auth., Series A, 5.00%,
7/1/26  1,355 1,635
Frederick County, Urbana Community Dev. Auth., Series A, 5.00%,
7/1/27  1,500 1,858

T. ROWE PRICE Maryland Tax-Free Bond Fund

Par $ Value
(Amounts in 000s)
Frederick County, Urbana Community Dev. Auth., Series A, 5.00%,
7/1/28  2,500 3,168
Frederick County, Urbana Community Dev. Auth., Series A, 5.00%,
7/1/29  2,545 3,279
Frederick County, Urbana Community Dev. Auth., Series A, 5.00%,
7/1/30  2,000 2,623
Gaithersburg, Asbury Maryland Obligation Group, Series B,
5.00%, 1/1/27  5,000 5,627
Gaithersburg, Asbury Obligated Group, Series A, 5.00%, 1/1/33  1,090 1,223
Gaithersburg, Asbury Obligated Group, Series A, 5.00%, 1/1/36  10,140 11,339
Hartford County, Beechtree Estates Project, 4.00%, 7/1/36  750 889
Hartford County, Beechtree Estates Project, 4.00%, 7/1/40  885 1,038
Howard County Housing Commission, Gateway Village Apts,
4.00%, 6/1/46  5,425 5,899
Howard County Housing Commission, Roger Carter Recreational
Center, 4.00%, 6/1/21  305 305
Howard County Housing Commission, Roger Carter Recreational
Center, 4.50%, 6/1/36  1,000 1,002
Howard County Housing Commission, Roger Carter Recreational
Center, 4.50%, 6/1/43  2,295 2,299
Howard County Housing Commission, Roger Carter Recreational
Center, 5.00%, 6/1/26  580 581
Howard County Housing Commission, Woodfield Oxford Square
Apts, 5.00%, 12/1/29  1,055 1,277
Howard County Housing Commission, Woodfield Oxford Square
Apts, 5.00%, 12/1/30  1,035 1,246
Howard County Housing Commission, Woodfield Oxford Square
Apts, 5.00%, 12/1/31  740 889
Howard County Housing Commission, Woodfield Oxford Square
Apts, 5.00%, 12/1/32  550 655
Howard County Housing Commission, Woodfield Oxford Square
Apts, 5.00%, 12/1/37  3,350 3,940
Howard County Housing Commission, Woodfield Oxford Square
Apts, 5.00%, 12/1/42  5,000 5,828
Howard County Housing Commission, Woodfield Oxford Square
Apts, 5.00%, 12/1/46  10,000 11,593
Howard County, Annapolis Junction Town Center Project, 5.80%,
2/15/34  725 748
Howard County, Annapolis Junction Town Center Project, 6.10%,
2/15/44  1,425 1,468
Howard County, Consolidated Public Improvement, Series B, GO,
4.00%, 8/15/31 (Prerefunded 8/15/21) (3) 1,725 1,739
Howard County, Consolidated Public Improvement, Series B, GO,
5.00%, 8/15/23 (Prerefunded 8/15/21) (3) 860 869
Howard County, Consolidated Public Improvement, Series B, GO,
5.00%, 8/15/23 (Prerefunded 8/15/21) (3) 755 763

T. ROWE PRICE Maryland Tax-Free Bond Fund

Par $ Value
(Amounts in 000s)
Howard County, Consolidated Public Improvement, Metropolitan
Dist. Project, Series B, GO, 4.00%, 8/15/31 (Prerefunded
8/15/21) (3) 2,545 2,565
Howard County, Consolidated Public Improvement, Metropolitan
Dist. Project, Series B, GO, 5.00%, 8/15/23 (Prerefunded
8/15/21) (3) 2,385 2,409
Howard County, Downtown Columbia Project, Series A, 4.00%,
2/15/28 (4) 480 515
Howard County, Downtown Columbia Project, Series A, 4.125%,
2/15/34 (4) 1,000 1,057
Howard County, Downtown Columbia Project, Series A, 4.375%,
2/15/39 (4) 1,000 1,060
Howard County, Downtown Columbia Project, Series A, 4.50%,
2/15/47 (4) 2,300 2,425
Howard County, Patuxent Square Apts, VRDN, 4.75%, 10/1/36
(Tender 4/1/29) (2) 2,235 2,253
Maryland, Series B, GO, 5.00%, 8/1/21  1,000 1,008
Maryland CDA, Series A, 3.00%, 9/1/51  14,000 15,326
Maryland CDA, Series A, 4.50%, 9/1/48  3,820 4,311
Maryland CDA, Series B, 3.20%, 9/1/39  10,000 10,775
Maryland CDA, Series C, 3.50%, 3/1/50  3,765 4,123
Maryland CDA, Series C, 5.00%, 9/1/26  375 456
Maryland CDA, Series C, 5.00%, 9/1/27  700 872
Maryland CDA, Series C, 5.00%, 9/1/28  1,130 1,439
Maryland CDA, Series C, 5.00%, 9/1/29  2,425 3,107
Maryland CDA, Series C, 5.00%, 3/1/30  740 945
Maryland CDA, Series C, 5.00%, 3/1/31  500 634
Maryland CDA, Series D, 3.25%, 9/1/50  6,000 6,591
Maryland CDA, Series F, 5.00%, 7/1/48  980 1,033
Maryland CDA, Glen Manor Apts, Series G, 4.70%, 1/1/31  4,950 5,169
Maryland DOT, 5.00%, 10/1/34  1,430 1,914
Maryland DOT, COP, 5.00%, 10/15/23 (2) 1,035 1,039
Maryland Economic Dev., 5.00%, 7/1/21  825 828
Maryland Economic Dev., 5.00%, 7/1/22  870 909
Maryland Economic Dev., 5.00%, 7/1/27  1,600 1,664
Maryland Economic Dev., 5.00%, 7/1/33  2,570 2,658
Maryland Economic Dev., Air Cargo Obligated Group, 4.00%,
7/1/39 (2) 3,060 3,539
Maryland Economic Dev., Air Cargo Obligated Group, 4.00%,
7/1/44 (2) 4,800 5,512
Maryland Economic Dev., Air Cargo Obligated Group, 5.00%,
7/1/21 (2) 340 341
Maryland Economic Dev., Air Cargo Obligated Group, 5.00%,
7/1/23 (2) 600 653
Maryland Economic Dev., Air Cargo Obligated Group, 5.00%,
7/1/24 (2) 325 366

T. ROWE PRICE Maryland Tax-Free Bond Fund

Par $ Value
(Amounts in 000s)
Maryland Economic Dev., Air Cargo Obligated Group, 5.00%,
7/1/25 (2) 510 592
Maryland Economic Dev., Air Cargo Obligated Group, 5.00%,
7/1/26 (2) 690 822
Maryland Economic Dev., Air Cargo Obligated Group, 5.00%,
7/1/28 (2) 310 386
Maryland Economic Dev., Air Cargo Obligated Group, 5.00%,
7/1/29 (2) 225 285
Maryland Economic Dev., Baltimore City Project, Series A, 5.00%,
6/1/58  2,500 2,691
Maryland Economic Dev., Bowie State Univ. Project, 4.00%, 7/1/28  400 470
Maryland Economic Dev., Bowie State Univ. Project, 4.00%, 7/1/29  545 647
Maryland Economic Dev., Bowie State Univ. Project, 4.00%, 7/1/30  565 671
Maryland Economic Dev., Bowie State Univ. Project, 4.00%, 7/1/31  590 697
Maryland Economic Dev., Bowie State Univ. Project, 4.00%, 7/1/32  515 606
Maryland Economic Dev., Bowie State Univ. Project, 4.00%, 7/1/33  325 381
Maryland Economic Dev., Bowie State Univ. Project, 4.00%, 7/1/34  395 462
Maryland Economic Dev., Bowie State Univ. Project, 4.00%, 7/1/35  250 292
Maryland Economic Dev., Bowie State Univ. Project, 4.00%, 7/1/40  1,805 2,075
Maryland Economic Dev., Bowie State Univ. Project, 4.00%, 7/1/50  8,700 9,838
Maryland Economic Dev., Bowie State Univ. Project, 5.00%, 7/1/55  4,490 5,445
Maryland Economic Dev., Morgan State Univ. Project, 4.00%,
7/1/22  1,190 1,236
Maryland Economic Dev., Morgan State Univ. Project, 4.00%,
7/1/40  2,175 2,517
Maryland Economic Dev., Morgan State Univ. Project, 4.25%,
7/1/50  3,000 3,474
Maryland Economic Dev., Morgan State Univ. Project, 5.00%,
7/1/34  7,360 7,666
Maryland Economic Dev., Morgan State Univ. Project, 5.00%,
7/1/50  3,655 4,490
Maryland Economic Dev., Morgan State Univ. Project, 5.00%,
7/1/56  6,355 7,771
Maryland Economic Dev., Morgan State Univ. Student Housing,
4.00%, 7/1/21  600 602
Maryland Economic Dev., Potomac Electric Power, 1.70%, 9/1/22  18,000 18,301
Maryland Economic Dev., Public Health Laboratory, 4.00%, 6/1/29  6,565 6,565
Maryland Economic Dev., Public Health Laboratory, 5.00%, 6/1/27  9,900 9,900
Maryland Economic Dev., Public Health Laboratory, 5.00%, 6/1/28  11,710 11,710
Maryland Economic Dev., Purple Line Light Rail, Series 2016D,
5.00%, 3/31/26 (2) 500 591
Maryland Economic Dev., Purple Line Light Rail, Series D, 5.00%,
9/30/26 (2) 100 120
Maryland Economic Dev., Purple Line Light Rail, Series D, 5.00%,
9/30/27 (2) 450 536
Maryland Economic Dev., Purple Line Light Rail, Series D, 5.00%,
9/30/28 (2) 2,090 2,478

T. ROWE PRICE Maryland Tax-Free Bond Fund

Par $ Value
(Amounts in 000s)
Maryland Economic Dev., Purple Line Light Rail, Series D, 5.00%,
3/31/29 (2) 3,445 4,073
Maryland Economic Dev., Purple Line Light Rail, Series D, 5.00%,
9/30/29 (2) 1,000 1,179
Maryland Economic Dev., Purple Line Light Rail, Series D, 5.00%,
3/31/36 (2) 4,870 5,641
Maryland Economic Dev., Purple Line Light Rail, Series D, 5.00%,
3/31/41 (2) 7,705 8,849
Maryland Economic Dev., Purple Line Light Rail, Series D, 5.00%,
3/31/46 (2) 12,650 14,404
Maryland Economic Dev., Purple Line Light Rail, Series D, 5.00%,
3/31/51 (2) 20,630 23,413
Maryland Economic Dev., Salisbury Univ. Project, 4.00%, 6/1/21  385 385
Maryland Economic Dev., Salisbury Univ. Project, 5.00%, 6/1/22  325 338
Maryland Economic Dev., Salisbury Univ. Project, 5.00%, 6/1/27  700 750
Maryland Economic Dev., Salisbury Univ. Project, 5.00%, 6/1/30  805 835
Maryland Economic Dev., Salisbury Univ. Project, 5.00%, 6/1/34  1,000 1,058
Maryland Economic Dev., Seagirt Marine Terminal Project, 5.00%,
6/1/44 (2) 4,900 5,787
Maryland Economic Dev., Seagirt Marine Terminal Project, 5.00%,
6/1/49 (2) 14,655 17,193
Maryland Economic Dev., Towson Univ. Project, 4.00%, 7/1/22  600 613
Maryland Economic Dev., Towson Univ. Project, 4.00%, 7/1/23  100 104
Maryland Economic Dev., Towson Univ. Project, 4.00%, 7/1/24  465 491
Maryland Economic Dev., Towson Univ. Project, 5.00%, 7/1/25  400 443
Maryland Economic Dev., Towson Univ. Project, 5.00%, 7/1/27  1,825 1,895
Maryland Economic Dev., Towson Univ. Project, 5.00%, 7/1/28  175 199
Maryland Economic Dev., Towson Univ. Project, 5.00%, 7/1/29  1,775 1,839
Maryland Economic Dev., Towson Univ. Project, 5.00%, 7/1/30  325 365
Maryland Economic Dev., Towson Univ. Project, 5.00%, 7/1/31  375 419
Maryland Economic Dev., Towson Univ. Project, 5.00%, 7/1/32  325 362
Maryland Economic Dev., Towson Univ. Project, 5.00%, 7/1/36  2,100 2,312
Maryland Economic Dev., Towson Univ. Project, 5.00%, 7/1/37  3,000 3,005
Maryland Economic Dev., Towson Univ. Project, Series 2017,
5.00%, 7/1/27  185 212
Maryland Economic Dev., Towson Univ. Project, Series 2017,
5.00%, 7/1/29  215 243
Maryland Economic Dev., Transportation Fac. Project, Series A,
5.00%, 6/1/22  1,000 1,039
Maryland Economic Dev., Transportation Fac. Project, Series A,
5.00%, 6/1/24  1,445 1,622
Maryland Economic Dev., Transportation Fac. Project, Series A,
5.00%, 6/1/25  1,000 1,156
Maryland Economic Dev., Transportation Fac. Project, Series A,
5.00%, 6/1/29  500 613
Maryland Economic Dev., Transportation Fac. Project, Series A,
5.00%, 6/1/30  500 607

T. ROWE PRICE Maryland Tax-Free Bond Fund

Par $ Value
(Amounts in 000s)
Maryland Economic Dev., Transportation Fac. Project, Series A,
5.00%, 6/1/31  4,000 4,829
Maryland Economic Dev., Transportation Fac. Project, Series A,
5.00%, 6/1/32  2,000 2,407
Maryland Economic Dev., Transportation Fac. Project, Series A,
5.00%, 6/1/35  7,155 8,558
Maryland Economic Dev., Univ. of Maryland Baltimore County
Project, 4.00%, 7/1/22 (8) 500 519
Maryland Economic Dev., Univ. of Maryland Baltimore County
Project, 4.00%, 7/1/23 (8) 480 516
Maryland Economic Dev., Univ. of Maryland Baltimore County
Project, 4.00%, 7/1/24 (8) 420 466
Maryland Economic Dev., Univ. of Maryland Baltimore County
Project, 4.00%, 7/1/25 (8) 470 534
Maryland Economic Dev., Univ. of Maryland Baltimore County
Project, 4.00%, 7/1/26 (8) 505 587
Maryland Economic Dev., Univ. of Maryland Baltimore County
Project, 5.00%, 7/1/27 (8) 800 965
Maryland Economic Dev., Univ. of Maryland Baltimore County
Project, 5.00%, 7/1/28 (8) 525 630
Maryland Economic Dev., Univ. of Maryland Baltimore County
Project, 5.00%, 7/1/29 (8) 560 668
Maryland Economic Dev., Univ. of Maryland Baltimore County
Project, 5.00%, 7/1/30 (8) 1,325 1,573
Maryland Economic Dev., Univ. of Maryland Baltimore County
Project, 5.00%, 7/1/31 (8) 705 836
Maryland Economic Dev., Univ. of Maryland College Park Project,
4.00%, 6/1/23 (8) 2,000 2,146
Maryland Economic Dev., Univ. of Maryland College Park Project,
4.00%, 6/1/24 (8) 1,700 1,880
Maryland Economic Dev., Univ. of Maryland College Park Project,
4.00%, 6/1/25 (8) 2,010 2,278
Maryland Economic Dev., Univ. of Maryland College Park Project,
4.00%, 6/1/26 (8) 1,815 2,106
Maryland Economic Dev., Univ. of Maryland College Park Project,
5.00%, 6/1/27 (8) 2,230 2,683
Maryland Economic Dev., Univ. of Maryland College Park Project,
5.00%, 6/1/28 (8) 3,405 4,075
Maryland Economic Dev., Univ. of Maryland College Park Project,
5.00%, 6/1/29 (8) 3,100 3,690
Maryland Economic Dev., Univ. of Maryland College Park Project,
5.00%, 6/1/30 (8) 3,915 4,637
Maryland Economic Dev., Univ. of Maryland College Park Project,
5.00%, 6/1/31 (8) 2,765 3,273
Maryland Economic Dev., Univ. of Maryland College Park Project,
5.00%, 6/1/35 (8) 9,850 11,610

T. ROWE PRICE Maryland Tax-Free Bond Fund

Par $ Value
(Amounts in 000s)
Maryland Economic Dev., Univ. of Maryland College Park Project,
5.00%, 6/1/43 (8) 3,250 3,823
Maryland Economic Dev., Univ. of Maryland College Park Student
Housing, 4.00%, 6/1/21 (8) 300 300
Maryland Economic Dev., Univ. of Maryland College Park Student
Housing, 4.00%, 6/1/22 (8) 1,350 1,399
Maryland Economic Dev., Univ. of Maryland Project, 4.00%, 7/1/21  660 661
Maryland Economic Dev., Univ. of Maryland Project, 4.00%, 7/1/23  820 860
Maryland Economic Dev., Univ. of Maryland Project, 4.00%, 7/1/25  600 652
Maryland Economic Dev., Univ. of Maryland Project, 5.00%, 7/1/26  600 674
Maryland Economic Dev., Univ. of Maryland Project, 5.00%, 7/1/27  500 560
Maryland Economic Dev., Univ. of Maryland Project, 5.00%, 7/1/31  1,000 1,102
Maryland Economic Dev., Univ. of Maryland Project, 5.00%, 7/1/35  3,845 4,206
Maryland Economic Dev., Univ. of Maryland Project, 5.00%, 7/1/39  2,300 2,501
Maryland Economic Dev., Univ. Village at Sheppard Pratt Student
Housing, 4.00%, 7/1/23  910 939
Maryland HHEFA, 4.00%, 7/1/39  2,475 2,654
Maryland HHEFA, 5.00%, 7/1/39  5,595 6,230
Maryland HHEFA, Adventist Healthcare, 4.00%, 1/1/28  950 1,105
Maryland HHEFA, Adventist Healthcare, 4.00%, 1/1/38  1,150 1,288
Maryland HHEFA, Adventist Healthcare, 5.00%, 1/1/22 (1) 205 207
Maryland HHEFA, Adventist Healthcare, 5.00%, 1/1/23 (1) 800 835
Maryland HHEFA, Adventist Healthcare, 5.00%, 1/1/24 (1) 545 586
Maryland HHEFA, Adventist Healthcare, 5.00%, 1/1/26 (1) 495 559
Maryland HHEFA, Adventist Healthcare, 5.00%, 1/1/27 (1) 430 496
Maryland HHEFA, Adventist Healthcare, 5.00%, 1/1/28 (1) 300 351
Maryland HHEFA, Adventist Healthcare, 5.00%, 1/1/29 (1) 290 344
Maryland HHEFA, Adventist Healthcare, 5.00%, 1/1/30 (1) 285 342
Maryland HHEFA, Adventist Healthcare, 5.00%, 1/1/36 (1) 2,340 2,859
Maryland HHEFA, Adventist Healthcare, Series A, 5.50%, 1/1/36  1,540 1,846
Maryland HHEFA, Adventist Healthcare, Series A, 5.50%, 1/1/46  14,705 17,368
Maryland HHEFA, Adventist Healthcare, Series A, 6.125%, 1/1/36  2,200 2,275
Maryland HHEFA, Adventist Healthcare, Series A, 6.25%, 1/1/31  2,725 2,820
Maryland HHEFA, Anne Arundel Health System, 4.00%, 7/1/33  2,200 2,515
Maryland HHEFA, Anne Arundel Health System, 4.00%, 7/1/34  3,700 3,806
Maryland HHEFA, Anne Arundel Health System, 5.00%, 7/1/21  800 803
Maryland HHEFA, Anne Arundel Health System, 5.00%, 7/1/22  1,500 1,578
Maryland HHEFA, Anne Arundel Health System, 5.00%, 7/1/23  850 893
Maryland HHEFA, Anne Arundel Health System, 5.00%, 7/1/25  1,000 1,050
Maryland HHEFA, Anne Arundel Health System, 5.00%, 7/1/26  1,345 1,412
Maryland HHEFA, Anne Arundel Health System, 5.00%, 7/1/27  1,230 1,291
Maryland HHEFA, Anne Arundel Health System, 5.00%, 7/1/29  845 1,037
Maryland HHEFA, Anne Arundel Health System, 5.00%, 7/1/31  3,000 3,650
Maryland HHEFA, Anne Arundel Health System, 5.00%, 7/1/32  1,720 2,088
Maryland HHEFA, Broadmead, Series A, 5.00%, 7/1/26  770 916
Maryland HHEFA, Broadmead, Series A, 5.00%, 7/1/28  100 118

T. ROWE PRICE Maryland Tax-Free Bond Fund

Par $ Value
(Amounts in 000s)
Maryland HHEFA, Broadmead, Series A, 5.00%, 7/1/29  1,000 1,174
Maryland HHEFA, Broadmead, Series A, 5.00%, 7/1/31  500 582
Maryland HHEFA, Broadmead, Series A, 5.00%, 7/1/32  1,000 1,163
Maryland HHEFA, Broadmead, Series A, 5.00%, 7/1/38  2,730 3,144
Maryland HHEFA, Broadmead, Series A, 5.00%, 7/1/43  2,800 3,200
Maryland HHEFA, Broadmead, Series A, 5.00%, 7/1/48  5,000 5,685
Maryland HHEFA, Calvert Healthcare System, 5.00%, 7/1/38
(Prerefunded 7/1/23) (3) 750 825
Maryland HHEFA, Calvert Healthcare System, 5.25%, 7/1/33
(Prerefunded 7/1/23) (3) 8,870 9,802
Maryland HHEFA, Carroll Hosp., Series A, 5.00%, 7/1/24
(Prerefunded 7/1/22) (3) 2,010 2,115
Maryland HHEFA, Carroll Hosp., Series A, 5.00%, 7/1/37
(Prerefunded 7/1/22) (3) 12,685 13,349
Maryland HHEFA, Charlestown Community, Series A, 5.00%,
1/1/27  1,200 1,429
Maryland HHEFA, Charlestown Community, Series A, 5.00%,
1/1/28  405 480
Maryland HHEFA, Charlestown Community, Series A, 5.00%,
1/1/36  2,835 3,280
Maryland HHEFA, Charlestown Community, Series A, 5.00%,
1/1/45  14,710 16,734
Maryland HHEFA, City Neighbors Charter School, Series A, 6.75%,
7/1/44  2,800 3,015
Maryland HHEFA, Doctors Community Hosp., 5.00%, 7/1/38  1,000 1,140
Maryland HHEFA, Edenwald Issue, Retirement Fac., 3.125%,
1/1/24  200 212
Maryland HHEFA, Edenwald Issue, Retirement Fac., 4.00%, 1/1/22  1,300 1,326
Maryland HHEFA, Edenwald Issue, Retirement Fac., 4.00%, 1/1/23  905 952
Maryland HHEFA, Edenwald Issue, Retirement Fac., 4.00%, 1/1/29  1,515 1,672
Maryland HHEFA, Edenwald Issue, Retirement Fac., 4.125%,
1/1/30  945 1,043
Maryland HHEFA, Edenwald Issue, Retirement Fac., 5.00%, 1/1/25  875 1,002
Maryland HHEFA, Edenwald Issue, Retirement Fac., 5.00%, 1/1/26  1,015 1,176
Maryland HHEFA, Edenwald Issue, Retirement Fac., 5.00%, 1/1/27  1,920 2,213
Maryland HHEFA, Edenwald Issue, Retirement Fac., 5.00%, 1/1/28  2,070 2,373
Maryland HHEFA, Edenwald Issue, Retirement Fac., 5.25%, 1/1/37  15,230 17,256
Maryland HHEFA, Frederick Health System, 4.00%, 7/1/40  1,665 1,968
Maryland HHEFA, Frederick Health System, 4.00%, 7/1/45  8,875 10,348
Maryland HHEFA, Frederick Health System, 4.00%, 7/1/50  11,300 13,051
Maryland HHEFA, Frederick Memorial Hosp., Series A, 4.25%,
7/1/32 (Prerefunded 7/1/22) (3) 13,125 13,684
Maryland HHEFA, Frederick Memorial Hosp., Series A, 5.00%,
7/1/21  280 281
Maryland HHEFA, Goucher College, Series A, 4.00%, 7/1/21  970 973
Maryland HHEFA, Goucher College, Series A, 5.00%, 7/1/27  1,280 1,341
Maryland HHEFA, Goucher College, Series A, 5.00%, 7/1/34  3,780 3,960

T. ROWE PRICE Maryland Tax-Free Bond Fund

Par $ Value
(Amounts in 000s)
Maryland HHEFA, Greater Baltimore Medical Center, 5.50%,
7/1/31 (Prerefunded 7/1/21) (3) 315 316
Maryland HHEFA, Green Street Academy, Series A, 5.00%,
7/1/27 (4) 300 334
Maryland HHEFA, Green Street Academy, Series A, 5.125%,
7/1/37 (4) 1,265 1,399
Maryland HHEFA, Green Street Academy, Series A, 5.25%,
7/1/47 (4) 1,800 1,971
Maryland HHEFA, Green Street Academy, Series A, 5.375%,
7/1/52 (4) 1,530 1,681
Maryland HHEFA, Helix Health Issue, 5.00%, 7/1/27 (6)(9) 10,350 11,917
Maryland HHEFA, Johns Hopkins Health System, 5.00%, 7/1/31
(Prerefunded 7/1/22) (3) 2,000 2,106
Maryland HHEFA, Johns Hopkins Health System, 5.00%, 7/1/32
(Prerefunded 7/1/22) (3) 1,000 1,053
Maryland HHEFA, Johns Hopkins Health System, 5.00%, 7/1/33
(Prerefunded 7/1/22) (3) 1,365 1,437
Maryland HHEFA, Johns Hopkins Medical Institution, 5.50%,
7/1/26 (9) 2,785 2,809
Maryland HHEFA, Johns Hopkins Medical Institution, Series B,
4.60%, 7/1/38 (9) 550 555
Maryland HHEFA, Johns Hopkins Univ., Series B, 4.25%, 7/1/41  5,475 5,858
Maryland HHEFA, Johns Hopkins Univ., Series B, 5.00%, 7/1/38  6,590 7,182
Maryland HHEFA, LifeBridge Health, 5.00%, 7/1/31  950 1,134
Maryland HHEFA, LifeBridge Health, 5.00%, 7/1/32  1,210 1,443
Maryland HHEFA, LifeBridge Health, 5.00%, 7/1/33  1,175 1,399
Maryland HHEFA, LifeBridge Health, 5.00%, 7/1/34  3,650 4,412
Maryland HHEFA, LifeBridge Health, 5.00%, 7/1/40  12,700 14,727
Maryland HHEFA, LifeBridge Health, 5.00%, 7/1/47  20,300 23,487
Maryland HHEFA, LifeBridge Health, 6.00%, 7/1/41 (Prerefunded
7/1/21) (3) 6,015 6,043
Maryland HHEFA, LifeBridge Health, Series 2016, 5.00%, 7/1/47  19,190 22,758
Maryland HHEFA, LifeBridge Health, Series 2017, 5.00%, 7/1/32  1,345 1,633
Maryland HHEFA, LifeBridge Health, Series 2017, 5.00%, 7/1/33  1,015 1,229
Maryland HHEFA, LifeBridge Health, Carroll Hosp., Series A,
5.00%, 7/1/25 (Prerefunded 7/1/22) (3) 605 637
Maryland HHEFA, LifeBridge Health, Carroll Hosp., Series A,
5.00%, 7/1/27 (Prerefunded 7/1/22) (3) 830 873
Maryland HHEFA, Loyola Univ., 4.00%, 10/1/30  480 528
Maryland HHEFA, Loyola Univ., 4.00%, 10/1/31  500 550
Maryland HHEFA, Loyola Univ., 4.00%, 10/1/33  1,210 1,331
Maryland HHEFA, Loyola Univ., 4.00%, 10/1/39  5,505 6,047
Maryland HHEFA, Loyola Univ., 4.00%, 10/1/45  7,330 8,029
Maryland HHEFA, Loyola Univ., 5.00%, 10/1/27  435 497
Maryland HHEFA, Loyola Univ., 5.00%, 10/1/28  500 570
Maryland HHEFA, Loyola Univ., 5.00%, 10/1/32  595 676
Maryland HHEFA, Loyola Univ., 5.00%, 10/1/45  6,010 6,832

T. ROWE PRICE Maryland Tax-Free Bond Fund

Par $ Value
(Amounts in 000s)
Maryland HHEFA, Loyola Univ., Series A, 4.00%, 10/1/27
(Prerefunded 10/1/22) (3) 1,000 1,052
Maryland HHEFA, Loyola Univ., Series A, 5.00%, 10/1/24  500 575
Maryland HHEFA, Loyola Univ., Series A, 5.00%, 10/1/25  750 891
Maryland HHEFA, Loyola Univ., Series A, 5.00%, 10/1/26  600 734
Maryland HHEFA, Loyola Univ., Series A, 5.00%, 10/1/29
(Prerefunded 10/1/22) (3) 1,995 2,125
Maryland HHEFA, Loyola Univ., Series A, 5.00%, 10/1/30
(Prerefunded 10/1/22) (3) 2,095 2,231
Maryland HHEFA, Loyola Univ., Series A, 5.00%, 10/1/31
(Prerefunded 10/1/22) (3) 2,050 2,184
Maryland HHEFA, Loyola Univ., Series A, 5.00%, 10/1/39
(Prerefunded 10/1/22) (3) 5,000 5,326
Maryland HHEFA, Loyola Univ., Series A, 5.00%, 10/1/49  7,910 9,913
Maryland HHEFA, Maryland Institute College of Art, 4.00%, 6/1/22  150 155
Maryland HHEFA, Maryland Institute College of Art, 4.00%, 6/1/24  700 772
Maryland HHEFA, Maryland Institute College of Art, 4.00%, 6/1/42  2,435 2,665
Maryland HHEFA, Maryland Institute College of Art, 5.00%, 6/1/21  860 860
Maryland HHEFA, Maryland Institute College of Art, 5.00%, 6/1/22  1,025 1,072
Maryland HHEFA, Maryland Institute College of Art, 5.00%, 6/1/24  250 283
Maryland HHEFA, Maryland Institute College of Art, 5.00%, 6/1/25  100 117
Maryland HHEFA, Maryland Institute College of Art, 5.00%, 6/1/26  225 272
Maryland HHEFA, Maryland Institute College of Art, 5.00%, 6/1/27  850 1,020
Maryland HHEFA, Maryland Institute College of Art, 5.00%, 6/1/28  650 776
Maryland HHEFA, Maryland Institute College of Art, 5.00%, 6/1/29  350 366
Maryland HHEFA, Maryland Institute College of Art, 5.00%, 6/1/30  725 856
Maryland HHEFA, Maryland Institute College of Art, 5.00%, 6/1/31  680 801
Maryland HHEFA, Maryland Institute College of Art, 5.00%, 6/1/32  710 834
Maryland HHEFA, Maryland Institute College of Art, 5.00%, 6/1/33  300 352
Maryland HHEFA, Maryland Institute College of Art, 5.00%, 6/1/34  1,005 1,048
Maryland HHEFA, Maryland Institute College of Art, 5.00%, 6/1/35  275 321
Maryland HHEFA, Maryland Institute College of Art, 5.00%, 6/1/36  650 758
Maryland HHEFA, Maryland Institute College of Art, 5.00%, 6/1/42  3,000 3,466
Maryland HHEFA, Maryland Institute College of Art, 5.00%, 6/1/47  11,630 12,093
Maryland HHEFA, Maryland Institute College of Art, Series 2012,
5.00%, 6/1/23  500 523
Maryland HHEFA, Maryland Institute College of Art, Series 2016,
5.00%, 6/1/23  250 273
Maryland HHEFA, Maryland Institute College of Art, Series 2017,
5.00%, 6/1/25  260 304
Maryland HHEFA, Maryland Institute College of Art, Series 2017,
5.00%, 6/1/28  300 358
Maryland HHEFA, Maryland Institute College of Art, Series 2017,
5.00%, 6/1/29  315 374
Maryland HHEFA, Maryland Institute College of Art, Series 2017,
5.00%, 6/1/34  1,330 1,556

T. ROWE PRICE Maryland Tax-Free Bond Fund

Par $ Value
(Amounts in 000s)
Maryland HHEFA, Maryland Institute College of Art, Series 2017,
5.00%, 6/1/36  575 671
Maryland HHEFA, Medlantic/Helix Issue, Series A, 5.25%,
8/15/38 (8) 4,430 6,080
Maryland HHEFA, Medlantic/Helix Issue, Series B, 5.25%,
8/15/38 (9) 15,285 20,818
Maryland HHEFA, MedStar Health, 4.00%, 8/15/45  1,060 1,147
Maryland HHEFA, MedStar Health, 5.00%, 8/15/31  5,080 5,880
Maryland HHEFA, MedStar Health, 5.00%, 8/15/38  900 1,038
Maryland HHEFA, MedStar Health, 5.00%, 8/15/42  11,565 13,341
Maryland HHEFA, MedStar Health, Series A, 4.00%, 5/15/47  7,840 8,796
Maryland HHEFA, MedStar Health, Series A, 5.00%, 8/15/38  1,895 2,081
Maryland HHEFA, MedStar Health, Series A, 5.00%, 8/15/41  7,310 8,028
Maryland HHEFA, MedStar Health, Series A, 5.00%, 5/15/42  14,620 17,915
Maryland HHEFA, MedStar Health, Series A, 5.00%, 5/15/45  51,620 63,190
Maryland HHEFA, MedStar Health, Series B, 4.00%, 8/15/38  280 296
Maryland HHEFA, MedStar Health, Series B, 5.00%, 8/15/38  9,655 10,604
Maryland HHEFA, Mercy Medical Center, 5.00%, 7/1/24  1,615 1,695
Maryland HHEFA, Mercy Medical Center, 5.00%, 7/1/25  2,795 2,932
Maryland HHEFA, Mercy Medical Center, 5.00%, 7/1/26  1,910 2,003
Maryland HHEFA, Mercy Medical Center, 5.00%, 7/1/27  1,400 1,468
Maryland HHEFA, Mercy Medical Center, 5.00%, 7/1/31  5,000 5,237
Maryland HHEFA, Mercy Medical Center, 6.00%, 7/1/25  1,450 1,457
Maryland HHEFA, Mercy Medical Center, Series A, 5.00%, 7/1/32  1,830 2,180
Maryland HHEFA, Mercy Medical Center, Series A, 5.00%, 7/1/33  1,000 1,189
Maryland HHEFA, Mercy Medical Center, Series A, 5.00%, 7/1/34  1,200 1,424
Maryland HHEFA, Mercy Medical Center, Series A, 5.00%, 7/1/36  1,500 1,772
Maryland HHEFA, Mercy Medical Center, Series A, 5.00%, 7/1/38  6,345 7,466
Maryland HHEFA, Mercy Ridge, 4.50%, 7/1/22  435 436
Maryland HHEFA, Mercy Ridge, 4.50%, 7/1/35  1,000 1,001
Maryland HHEFA, Meritus Medical Center, 4.00%, 7/1/30  715 793
Maryland HHEFA, Meritus Medical Center, 5.00%, 7/1/28  1,030 1,199
Maryland HHEFA, Meritus Medical Center, 5.00%, 7/1/34  1,000 1,146
Maryland HHEFA, Meritus Medical Center, 5.00%, 7/1/40  24,910 28,354
Maryland HHEFA, Meritus Medical Center, 5.00%, 7/1/45  10,500 11,882
Maryland HHEFA, Peninsula Regional Health System, Series A,
4.00%, 7/1/48  11,160 12,793
Maryland HHEFA, Peninsula Regional Health System, Series A,
5.00%, 7/1/31  350 456
Maryland HHEFA, Peninsula Regional Health System, Series A,
5.00%, 7/1/32  1,030 1,338
Maryland HHEFA, Peninsula Regional Health System, Series A,
5.00%, 7/1/33  1,200 1,553
Maryland HHEFA, Pooled Loan Program, Series B, VRDN, 0.05%,
4/1/35  4,400 4,400
Maryland HHEFA, Saint John's College, 4.00%, 10/1/40  1,000 1,148

T. ROWE PRICE Maryland Tax-Free Bond Fund

Par $ Value
(Amounts in 000s)
Maryland HHEFA, Stevenson Univ. Project, 4.00%, 6/1/35  1,225 1,433
Maryland HHEFA, Stevenson Univ. Project, 4.00%, 6/1/37  2,300 2,674
Maryland HHEFA, Stevenson Univ. Project, 4.00%, 6/1/39  1,525 1,763
Maryland HHEFA, Stevenson Univ. Project, 4.00%, 6/1/41  1,375 1,579
Maryland HHEFA, Stevenson Univ. Project, 5.00%, 6/1/29  825 1,036
Maryland HHEFA, Stevenson Univ. Project, 5.00%, 6/1/31  855 1,104
Maryland HHEFA, Stevenson Univ. Project, 5.00%, 6/1/33  950 1,219
Maryland HHEFA, Stevenson Univ. Project, Series A, 4.00%,
6/1/46  3,485 3,960
Maryland HHEFA, Stevenson Univ. Project, Series A, 4.00%,
6/1/51  5,385 6,093
Maryland HHEFA, Stevenson Univ. Project, Series A, 4.00%,
6/1/55  4,225 4,764
Maryland HHEFA, Univ. of Maryland Medical System, 5.00%,
7/1/32  4,965 5,777
Maryland HHEFA, Univ. of Maryland Medical System, 5.00%,
7/1/33  5,305 6,161
Maryland HHEFA, Univ. of Maryland Medical System, 5.00%,
7/1/34  2,910 3,373
Maryland HHEFA, Univ. of Maryland Medical System, 5.00%,
7/1/35  2,085 2,412
Maryland HHEFA, Univ. of Maryland Medical System, Series A,
5.00%, 7/1/43 (Prerefunded 7/1/22) (3) 21,495 22,632
Maryland HHEFA, Univ. of Maryland Medical System, Series A,
VRDN, 0.04%, 7/1/34  19,745 19,745
Maryland HHEFA, Univ. of Maryland Medical System, Series B,
5.00%, 7/1/31  1,000 1,233
Maryland HHEFA, Univ. of Maryland Medical System, Series B,
5.00%, 7/1/34  500 611
Maryland HHEFA, Univ. of Maryland Medical System, Series B,
7.00%, 7/1/22 (5)(6) 980 1,037
Maryland HHEFA, Univ. of Maryland Medical System, Series B-2,
VRDN, 5.00%, 7/1/45 (Tender 7/1/27)  8,400 10,218
Maryland HHEFA, Univ. of Maryland Medical System, Series D,
VRDN, 0.02%, 7/1/41  15,505 15,505
Maryland HHEFA, Western Maryland Health, 5.25%, 7/1/34
(Prerefunded 7/1/24) (3) 17,505 20,131
Maryland IDA, 5.929%, 8/26/22 (8) 3,000 3,128
Maryland IDA, McDonogh School, 4.00%, 9/1/43  1,000 1,153
Maryland IDA, McDonogh School, 4.00%, 9/1/48  1,600 1,833
Maryland IDA, McDonogh School, Series A, 4.50%, 9/1/35  3,885 3,922
Maryland IDA, McDonogh School, Series A, 4.75%, 9/1/40  6,105 6,165
Maryland Stadium Auth., Baltimore City Public Schools, 5.00%,
5/1/36  2,015 2,424
Maryland Stadium Auth., Baltimore City Public Schools, 5.00%,
5/1/46 (Prerefunded 5/1/26) (3) 48,750 59,332

T. ROWE PRICE Maryland Tax-Free Bond Fund

Par $ Value
(Amounts in 000s)
Maryland Stadium Auth., Baltimore City Public Schools, Series A,
5.00%, 5/1/47 (Prerefunded 5/1/28) (3) 6,605 8,432
Maryland Stadium Auth., Baltimore City Public Schools
Construction & Revitalization, 5.00%, 5/1/35  6,270 7,859
Maryland Stadium Auth., Baltimore City Public Schools
Construction & Revitalization, 5.00%, 5/1/50  40,015 58,998
Maryland Stadium Auth., Baltimore City Public Schools
Construction & Revitalization, Series B, 5.00%, 5/1/47  13,185 19,132
Maryland Stadium Auth., Baltimore City Public Schools,
Unrefunded Balance, Series A, 5.00%, 5/1/47  13,355 16,436
Maryland Stadium Auth., Construction & Revitalization, 5.00%,
5/1/36  4,205 5,259
Maryland Stadium Auth., Construction & Revitalization, 5.00%,
5/1/37  5,250 6,550
Maryland Stadium Auth., Construction & Revitalization, 5.00%,
5/1/38  13,970 17,396
Maryland Stadium Auth., Football Stadium, VRDN, 0.04%, 3/1/26  905 905
Maryland State Transportation Auth., 4.00%, 7/1/45  4,525 5,396
Maryland State Transportation Auth., Series A, 4.00%, 7/1/38  580 716
Maryland State Transportation Auth., Series A, 5.00%, 7/1/46  5,100 6,721
Maryland State Transportation Auth., Series A, 5.00%, 7/1/51  6,750 8,844
Maryland Transportation Auth., 4.00%, 7/1/26  2,340 2,429
Maryland Transportation Auth., Baltimore/Washington Int'l. Airport,
4.00%, 6/1/33 (2) 3,250 3,814
Maryland Transportation Auth., Baltimore/Washington Int'l. Airport,
4.00%, 6/1/37 (2) 7,530 8,751
Maryland Transportation Auth., Baltimore/Washington Int'l. Airport,
4.00%, 6/1/38 (2) 7,830 9,080
Maryland Transportation Auth., Baltimore/Washington Int'l. Airport,
4.00%, 6/1/39 (2) 8,145 9,423
Maryland Transportation Auth., Baltimore/Washington Int'l. Airport,
5.00%, 3/1/23 (Prerefunded 3/1/22) (3) 4,070 4,216
Maryland Transportation Auth., Baltimore/Washington Int'l. Airport,
5.00%, 6/1/23 (2) 2,440 2,553
Maryland Transportation Auth., Baltimore/Washington Int'l. Airport,
5.00%, 6/1/24 (2) 2,560 2,678
Maryland Transportation Auth., Baltimore/Washington Int'l. Airport,
5.00%, 3/1/25 (Prerefunded 3/1/22) (3) 4,500 4,662
Maryland Transportation Auth., Baltimore/Washington Int'l. Airport,
5.00%, 6/1/25 (2) 2,690 2,814
Maryland Transportation Auth., Baltimore/Washington Int'l. Airport,
5.00%, 6/1/26 (2) 2,820 2,949
Maryland Transportation Auth., Baltimore/Washington Int'l. Airport,
5.00%, 3/1/27 (Prerefunded 3/1/22) (3) 8,470 8,775
Maryland Transportation Auth., Baltimore/Washington Int'l. Airport,
5.00%, 6/1/27 (2) 2,965 3,097

T. ROWE PRICE Maryland Tax-Free Bond Fund

Par $ Value
(Amounts in 000s)
Maryland Transportation Auth., Baltimore/Washington Int'l. Airport,
5.00%, 6/1/28 (2) 3,110 3,246
Maryland Transportation Auth., Baltimore/Washington Int'l. Airport,
5.00%, 6/1/30 (2) 4,615 5,876
Maryland Transportation Auth., Baltimore/Washington Int'l. Airport,
5.00%, 6/1/31 (2) 5,895 7,474
Maryland Transportation Auth., Baltimore/Washington Int'l. Airport,
5.00%, 6/1/32 (2) 740 936
Maryland Transportation Auth., Baltimore/Washington Int'l. Airport,
Series 2012A, 5.00%, 3/1/24 (Prerefunded 3/1/22) (3) 4,285 4,439
Maryland Transportation Auth., Baltimore/Washington Int'l. Airport,
Series 2012A, 5.00%, 3/1/26 (Prerefunded 3/1/22) (3) 8,055 8,345
Maryland Transportation Auth., Baltimore/Washington Int'l. Airport,
Series 2012B, 5.00%, 3/1/24 (Prerefunded 3/1/22) (2)(3) 9,920 10,269
Maryland Transportation Auth., Baltimore/Washington Int'l. Airport,
Series 2012B, 5.00%, 3/1/26 (Prerefunded 3/1/22) (2)(3) 7,615 7,883
Maryland, State & Local Facs. Loan, Series A, GO, 4.00%, 3/15/35  15,000 18,463
Montgomery County, Series E, GO,VRDN, 0.01%, 11/1/37  14,105 14,105
Montgomery County Housing Opportunities Commission,
Series A, 4.00%, 7/1/46  5,555 5,796
Montgomery County Housing Opportunities Commission,
Series B, VRDN, 0.08%, 7/1/39 (2) 5,300 5,300
Montgomery County, Consolidated Public Improvement, Series A,
GO, 4.00%, 11/1/31 (Prerefunded 11/1/24) (3) 10,000 11,270
Montgomery County, Friends House Retirement Community,
Series A, 5.375%, 7/1/48  3,500 3,659
Montgomery County, Trinity Healthcare, 5.00%, 12/1/44  22,250 25,824
Montgomery County, Trinity Healthcare, 5.00%, 12/1/45  16,955 20,346
Montgomery County, West Germantown Dev. Dist., 4.00%, 7/1/21  240 241
Montgomery County, West Germantown Dev. Dist., 4.00%, 7/1/22  860 895
Montgomery County, West Germantown Dev. Dist., 4.00%, 7/1/24  930 1,027
Montgomery County, West Germantown Dev. Dist., 4.00%, 7/1/26  505 553
Montgomery County, West Germantown Dev. Dist., 4.00%, 7/1/27  1,000 1,090
Morgan State Univ., Academic & Auxiliary Fac., 5.00%, 7/1/21 (6) 650 653
Morgan State Univ., Academic & Auxiliary Fac., 5.00%, 7/1/23
(Prerefunded 7/1/22) (3) 600 631
Morgan State Univ., Academic & Auxiliary Fac., 5.00%, 7/1/24
(Prerefunded 7/1/22) (3) 630 663
Morgan State Univ., Academic & Auxiliary Fac., 5.00%, 7/1/26
(Prerefunded 7/1/22) (3) 1,355 1,426
Morgan State Univ., Academic & Auxiliary Fac., 5.00%, 7/1/27
(Prerefunded 7/1/22) (3) 750 789
Morgan State Univ., Academic & Auxiliary Fac., 5.00%, 7/1/28
(Prerefunded 7/1/22) (3) 575 605
Morgan State Univ., Academic & Auxiliary Fac., 5.00%, 7/1/30
(Prerefunded 7/1/22) (3) 795 837

T. ROWE PRICE Maryland Tax-Free Bond Fund

Par $ Value
(Amounts in 000s)
Morgan State Univ., Academic & Auxiliary Fac., 5.00%, 7/1/31
(Prerefunded 7/1/22) (3) 455 479
Morgan State Univ., Academic & Auxiliary Fac., 5.00%, 7/1/32
(Prerefunded 7/1/22) (3) 675 710
Prince George's County, National Harbor Project, 5.20%, 7/1/34  4,985 5,023
Prince George's County, Westphalia Town Center Project, 5.00%,
7/1/30 (4) 600 689
Prince George's County, Westphalia Town Center Project, 5.125%,
7/1/39 (4) 1,350 1,508
Prince George's County, Westphalia Town Center Project, 5.25%,
7/1/48 (4) 4,500 5,021
Rockville, Ingelside at King Farm, Series A-1, 5.00%, 11/1/24  1,785 1,940
Rockville, Ingelside at King Farm, Series A-1, 5.00%, 11/1/26  1,000 1,105
Rockville, Ingelside at King Farm, Series A-1, 5.00%, 11/1/30  790 859
Rockville, Ingelside at King Farm, Series A-1, 5.00%, 11/1/32  525 568
Rockville, Ingelside at King Farm, Series A-1, 5.00%, 11/1/37  3,990 4,293
Rockville, Ingelside at King Farm, Series A-2, 2.25%, 11/1/22  610 610
Rockville, Ingelside at King Farm, Series A-2, 5.00%, 11/1/23  750 798
Rockville, Ingelside at King Farm, Series A-2, 5.00%, 11/1/25  500 553
Rockville, Ingelside at King Farm, Series A-2, 5.00%, 11/1/26  500 553
Rockville, Ingelside at King Farm, Series A-2, 5.00%, 11/1/28  1,375 1,506
Rockville, Ingelside at King Farm, Series A-2, 5.00%, 11/1/30  750 816
Rockville, Ingelside at King Farm, Series A-2, 5.00%, 11/1/35  1,000 1,079
Rockville, Ingelside at King Farm, Series B, 4.25%, 11/1/37  1,000 1,028
Rockville, Ingelside at King Farm, Series B, 4.50%, 11/1/43  1,675 1,747
Rockville, Ingelside at King Farm, Series B, 5.00%, 11/1/42  1,750 1,871
Rockville, Ingelside at King Farm, Series B, 5.00%, 11/1/47  6,895 7,346
Univ. System of Maryland, Auxiliary Fac. & Tuition, Series A,
4.00%, 4/1/33  9,040 10,235
Univ. System of Maryland, Auxiliary Fac. & Tuition, Series A,
4.00%, 4/1/34  7,390 8,352
Univ. System of Maryland, Auxiliary Fac. & Tuition, Series A,
4.00%, 4/1/51  29,540 35,447
Univ. System of Maryland, Auxiliary Fac. & Tuition, Series A,
5.00%, 4/1/28  5,800 6,999
Washington Suburban Sanitary Commission, Series A, BAN,
VRDN, 0.04%, 6/1/23  1,900 1,900
Washington Suburban Sanitary Commission, Series B-3, BAN,
VRDN, 0.06%, 6/1/23  400 400
Washington Suburban Sanitary Commission, Consolidated Public
Improvement, 4.00%, 6/1/36  10,000 11,961
Washington Suburban Sanitary Commission, Consolidated Public
Improvement, 4.00%, 6/1/37  10,360 11,381
Washington Suburban Sanitary Commission, Consolidated Public
Improvement, 4.00%, 6/1/39  11,105 12,198
Washington Suburban Sanitary Commission, Consolidated Public
Improvement, 4.00%, 6/1/40  4,155 4,563

T. ROWE PRICE Maryland Tax-Free Bond Fund

Par $ Value
(Amounts in 000s)
Washington Suburban Sanitary Commission, Consolidated Public
Improvement, 5.00%, 6/1/35  2,225 2,698
Washington Suburban Sanitary Commission, Consolidated Public
Improvement, 5.00%, 6/1/38  12,585 15,262
Washington Suburban Sanitary Commission, Consolidated Public
Improvement, 2nd Series 2014, 4.00%, 6/1/41  2,000 2,198
Washington Suburban Sanitary Commission, Consolidated Public
Improvement, 2nd Series 2014, 4.00%, 6/1/42  2,000 2,195
Washington Suburban Sanitary Commission, Consolidated Public
Improvement, 2nd Series 2014, 4.00%, 6/1/43  4,450 4,879
Washington Suburban Sanitary Commission, Consolidated Public
Improvement, 2nd Series 2014, 4.00%, 6/1/44  7,000 7,669
Washington Suburban Sanitary Commission, Consolidated Public
Improvement, 2nd Series 2016, 4.00%, 6/1/42  6,545 7,441
Washington Suburban Sanitary Commission, Consolidated Public
Improvement, Series 2014, 4.00%, 6/1/41  5,000 5,492
Washington Suburban Sanitary Commission, Consolidated Public
Improvement, Series 2014, 4.00%, 6/1/42  4,980 5,465
Washington Suburban Sanitary Commission, Consolidated Public
Improvement, Series 2014, 4.00%, 6/1/43  4,020 4,408
Washington Suburban Sanitary Commission, Consolidated Public
Improvement, Series 2014, 4.00%, 6/1/44  4,100 4,492
Washington Suburban Sanitary Commission, Consolidated Public
Improvement, Series 2018, 4.00%, 6/1/41  14,845 17,577
Westminster, Carroll Lutheran Village, 5.125%, 7/1/34  3,040 3,225
Westminster, Carroll Lutheran Village, 5.125%, 7/1/40  3,020 3,182
Westminster, Carroll Lutheran Village, 5.50%, 7/1/44  6,570 6,996
Westminster, Lutheran Village at Millers Grant, Series A, 5.00%,
7/1/24  735 774
Westminster, Lutheran Village at Millers Grant, Series A, 6.00%,
7/1/34  2,600 2,853
Westminster, Lutheran Village at Millers Grant, Series A, 6.125%,
7/1/39  1,750 1,918
Westminster, Lutheran Village at Millers Grant, Series A, 6.25%,
7/1/44  1,580 1,731
2,504,940
NEW YORK 0.1%
New York City Transitional Fin. Auth., Future Tax, Series E-3,
VRDN, 0.01%, 2/1/45  2,545 2,545
New York City Water & Sewer System, VRDN, 0.02%, 6/15/45  1,500 1,500
4,045
PENNSYLVANIA 0.1%
Philadelphia HHEFA, Children's Hosp., Series B, VRDN, 0.01%,
7/1/25  3,300 3,300
3,300

T. ROWE PRICE Maryland Tax-Free Bond Fund

Par $ Value
(Amounts in 000s)
PUERTO RICO 2.6%
Puerto Rico Commonwealth, Series A, GO, 5.00%, 7/1/18 (10)(11) 755 671
Puerto Rico Commonwealth, Series A, GO, 6.00%, 7/1/38 (10)(11) 995 902
Puerto Rico Commonwealth Aqueduct & Sewer Auth., Series A,
6.00%, 7/1/47  1,515 1,613
Puerto Rico Commonwealth, Public Improvement, GO, 4.50%,
7/1/23 (10)(11) 1,297 1,124
Puerto Rico Commonwealth, Public Improvement, GO, 5.00%,
7/1/25 (10)(11) 1,995 1,778
Puerto Rico Commonwealth, Public Improvement, GO, Zero
Coupon, 7/1/17 (11) 1,085 924
Puerto Rico Commonwealth, Public Improvement, Series A, GO,
4.00%, 7/1/24 (10)(11) 1,540 1,215
Puerto Rico Commonwealth, Public Improvement, Series A, GO,
5.00%, 7/1/41 (11)(12) 3,900 3,130
Puerto Rico Commonwealth, Public Improvement, Series A, GO,
5.125%, 7/1/37 (10)(11) 645 533
Puerto Rico Commonwealth, Public Improvement, Series A, GO,
5.25%, 7/1/20 (10)(11) 125 111
Puerto Rico Commonwealth, Public Improvement, Series A, GO,
5.50%, 7/1/23 (10)(11) 995 895
Puerto Rico Commonwealth, Public Improvement, Series B, GO,
3.65%, 7/1/16 (10)(11) 960 775
Puerto Rico Commonwealth, Public Improvement, Series B, GO,
4.25%, 7/1/19 (10)(11) 1,260 1,024
Puerto Rico Commonwealth, Public Improvement, Series B, GO,
5.30%, 7/1/33 (10)(11) 1,860 1,521
Puerto Rico Commonwealth, Public Improvement, Series B, GO,
5.75%, 7/1/38 (10)(11) 3,080 2,707
Puerto Rico Commonwealth, Public Improvement, Series B, GO,
6.00%, 7/1/39 (10)(11) 2,055 1,862
Puerto Rico Commonwealth, Public Improvement, Series C, GO,
5.70%, 7/1/23 (10)(11) 6,435 5,623
Puerto Rico Commonwealth, Public Improvement, Series C, GO,
5.70%, 7/1/23 (10)(11) 1,150 1,002
Puerto Rico Commonwealth, Public Improvement, Series C, GO,
5.75%, 7/1/36 (10)(11) 1,765 1,454
Puerto Rico Commonwealth, Public Improvement, Series C, GO,
6.50%, 7/1/40 (10)(11) 3,550 3,111
Puerto Rico Commonwealth, Public Improvement, Series D, GO,
5.75%, 7/1/41 (10)(11) 1,135 993
Puerto Rico Commonwealth, Unrefunded Balance, Series A, GO,
5.125%, 7/1/31 (11) 4,240 3,784
Puerto Rico Electric Power Auth., Series 2013A-RSA-1, 6.75%,
7/1/36 (10)(11) 4,690 4,590
Puerto Rico Electric Power Auth., Series AAA-RSA-1, 5.25%,
7/1/27 (10)(11) 650 622

T. ROWE PRICE Maryland Tax-Free Bond Fund

Par $ Value
(Amounts in 000s)
Puerto Rico Electric Power Auth., Series AAA-RSA-1, 5.25%,
7/1/30 (10)(11) 1,925 1,843
Puerto Rico Electric Power Auth., Series A-RSA-1, 5.05%,
7/1/42 (10)(11) 55 52
Puerto Rico Electric Power Auth., Series CCC-RSA-1, 5.00%,
7/1/27 (10)(11) 85 81
Puerto Rico Electric Power Auth., Series CCC-RSA-1, 5.25%,
7/1/28 (10)(11) 210 201
Puerto Rico Electric Power Auth., Series TT-RSA-1, 5.00%,
7/1/20 (10)(11) 270 258
Puerto Rico Electric Power Auth., Series TT-RSA-1, 5.00%,
7/1/24 (10)(11) 1,045 998
Puerto Rico Electric Power Auth., Series TT-RSA-1, 5.00%,
7/1/25 (10)(11) 340 325
Puerto Rico Electric Power Auth., Series TT-RSA-1, 5.00%,
7/1/26 (10)(11) 415 396
Puerto Rico Electric Power Auth., Series TT-RSA-1, 5.00%,
7/1/27 (10)(11) 55 52
Puerto Rico Electric Power Auth., Series TT-RSA-1, 5.00%,
7/1/37 (10)(11) 4,890 4,670
Puerto Rico Electric Power Auth., Series WW-RSA-1, 5.00%,
7/1/28 (10)(11) 45 43
Puerto Rico Electric Power Auth., Series WW-RSA-1, 5.25%,
7/1/33 (10)(11) 260 249
Puerto Rico Electric Power Auth., Series WW-RSA-1, 5.50%,
7/1/18 (10)(11) 225 213
Puerto Rico Electric Power Auth., Series XX-RSA-1, 5.25%,
7/1/27 (10)(11) 95 91
Puerto Rico Electric Power Auth., Series XX-RSA-1, 5.25%,
7/1/40 (10)(11) 255 244
Puerto Rico Electric Power Auth., Series XX-RSA-1, 5.75%,
7/1/36 (10)(11) 195 188
Puerto Rico Electric Power Auth., Series ZZ-RSA-1, 3.70%,
7/1/17 (10)(11) 65 59
Puerto Rico Electric Power Auth., Series ZZ-RSA-1, 5.00%,
7/1/17 (10)(11) 110 104
Puerto Rico Electric Power Auth., Series ZZ-RSA-1, 5.00%,
7/1/19 (10)(11) 1,110 1,053
Puerto Rico Electric Power Auth., Series ZZ-RSA-1, 5.00%,
7/1/28 (10)(11) 90 86
Puerto Rico Electric Power Auth., Series ZZ-RSA-1, 5.25%,
7/1/19 (10)(11) 830 790
Puerto Rico Electric Power Auth., Series ZZ-RSA-1, 5.25%,
7/1/23 (10)(11) 240 230
Puerto Rico Electric Power Auth., Series ZZ-RSA-1, 5.25%,
7/1/24 (10)(11) 95 91

T. ROWE PRICE Maryland Tax-Free Bond Fund

Par $ Value
(Amounts in 000s)
Puerto Rico Sales Tax Fin., Restructured, Series A-1, 4.75%,
7/1/53  4,450 4,991
Puerto Rico Sales Tax Fin., Restructured, Series A-1, 5.00%,
7/1/58  8,525 9,704
68,976
TEXAS 0.4%
Gulf Coast Auth., Exxon Mobil Project, Series A, VRDN, 0.03%,
6/1/30 (2) 1,000 1,000
Harris County Health Fac. Dev., Methodist Hosp. Sys., Series A-1,
VRDN, 0.01%, 12/1/41  9,700 9,700
10,700
Total Investments in Securities 99.7%
(Cost $2,547,072) $ 2,715,144
Other Assets Less Liabilities 0.3% 9,212
Net Assets 100.0% $ 2,724,356
‡ Par is denominated in U.S. dollars unless otherwise noted.
(1) When-issued security
(2) Interest subject to alternative minimum tax.
(3) Prerefunded date is used in determining portfolio maturity.
(4) Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be resold in transactions exempt from registration only to qualified institutional buyers. Total value of such securities at period-end amounts to
$23,660 and represents 0.9% of net assets.
(5) Insured by National Public Finance Guarantee Corporation
(6) Escrowed to maturity
(7) Insured by Financial Guaranty Insurance Company
(8) Insured by Assured Guaranty Municipal Corporation
(9) Insured by AMBAC Assurance Corporation
(10) Issuer is currently in a bankruptcy reorganization proceeding; the amount and timing of future distributions is uncertain.
(11) Non-income producing
(12) Security is in default or has failed to make a scheduled interest and/or principal payment.
BAN Bond Anticipation Note
CDA Community Development Administration/Authority
COP Certificate of Participation
DOT Department of Transportation
GO General Obligation
HHEFA Health & Higher Educational Facility Authority
IDA Industrial Development Authority/Agency

T. ROWE PRICE Maryland Tax-Free Bond Fund

The accompanying notes are an integral part of this Portfolio of Investments.
.
.
.
.
.
.
.
.
.
.
VRDN Variable Rate Demand Note under which the holder has the right to sell the security to the issuer or the issuer’s agent at a predetermined price on specified dates; such specified dates are considered the effective maturity for purposes of the fund’s weighted average maturity; rate shown is effective rate at period-end and maturity date shown is final maturity. Certain VRDN rates are not based on a published reference rate and spread but may adjust periodically.

T. ROWE PRICE Maryland Tax-Free Bond Fund
Unaudited
Notes to Portfolio of Investments

T. Rowe Price Maryland Tax-Free Bond Fund (the fund) is registered under the
Investment Company Act of 1940 (the 1940 Act) as an open-end management investment company and follows accounting and reporting guidance of the Financial
Accounting Standards Board Accounting Standards Codification Topic 946. The
accompanying Portfolio of Investments was prepared in accordance with accounting principles generally accepted in the United States of America (GAAP). For additional information on the fund’s significant accounting policies and investment related disclosures, please refer to the fund’s most recent semiannual or annual shareholder report and its prospectus.
VALUATION
Fair Value   The fund’s financial instruments are valued at the close of the New
York Stock Exchange (NYSE), normally 4 p.m. ET, each day the NYSE is open for business, and are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The T. Rowe Price Valuation
Committee (the Valuation Committee) is an internal committee that has been delegated certain responsibilities by the fund’s Board of Directors (the Board) to ensure that financial instruments are appropriately priced at fair value in accordance with
GAAP and the 1940 Act. Subject to oversight by the Board, the Valuation Committee develops and oversees pricing-related policies and procedures and approves all fair value determinations. Specifically, the Valuation Committee establishes policies and procedures used in valuing financial instruments, including those which cannot be valued in accordance with normal procedures or using pricing vendors; determines pricing techniques, sources, and persons eligible to effect fair value pricing actions;
evaluates the services and performance of the pricing vendors; oversees the pricing process to ensure policies and procedures are being followed; and provides guidance on internal controls and valuation-related matters. The Valuation Committee provides periodic reporting to the Board on valuation matters.
Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:
Level 1 – quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date

T. ROWE PRICE Maryland Tax-Free Bond Fund

Level 2 – inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)
Level 3 – unobservable inputs (including the fund's own assumptions in determining fair value)
Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.
Valuation Techniques  Debt securities generally are traded in the over-the-counter
(OTC) market and are valued at prices furnished by independent pricing services or by broker dealers who make markets in such securities. When valuing securities, the independent pricing services consider the yield or price of bonds of comparable quality, coupon, maturity, and type, as well as prices quoted by dealers who make markets in such securities.
Investments for which market quotations or market-based valuations are not readily available or deemed unreliable are valued at fair value as determined in good faith by the Valuation Committee, in accordance with fair valuation policies and procedures.
The objective of any fair value pricing determination is to arrive at a price that could reasonably be expected from a current sale. Financial instruments fair valued by the
Valuation Committee are primarily private placements, restricted securities, warrants, rights, and other securities that are not publicly traded. Factors used in determining fair value vary by type of investment and may include market or investment specific considerations. The Valuation Committee typically will afford greatest weight to actual prices in arm’s length transactions, to the extent they represent orderly transactions between market participants, transaction information can be reliably obtained, and prices are deemed representative of fair value. However, the Valuation Committee may also consider other valuation methods such as market-based valuation multiples;

T. ROWE PRICE Maryland Tax-Free Bond Fund

a discount or premium from market value of a similar, freely traded security of the same issuer; discounted cash flows; yield to maturity; or some combination. Fair value determinations are reviewed on a regular basis and updated as information becomes available, including actual purchase and sale transactions of the investment. Because any fair value determination involves a significant amount of judgment, there is a degree of subjectivity inherent in such pricing decisions, and fair value prices determined by the
Valuation Committee could differ from those of other market participants.
Valuation Inputs   On May 31, 2021, all of the fund’s financial instruments were classified as Level 2, based on the inputs used to determine their fair values.
F87-054Q1 05/21